Stock-Based Compensation - Stock option activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding beginning balance	14,713	19,656	18,542	15,180
Options granted	1,707	4,293	1,563	3,995
Options exercised	(1,710)	(254)	(65)	(2)
Options forfeited	(271)	(8,982)	(384)	(631)
Outstanding Ending balance	14,439	14,713	19,656	18,542	15,180
Options expected to vest	4,136	5,269
Options exercisable	6,404	5,480
Weighted Average Exercise Price
Outstanding beginning balance (in dollars per share)	$ 4.47	$ 2.35	$ 2.14	$ 2.11
Options granted (in dollars per share)	30.95	9.19	5.04	2.33
Options exercised (in dollars per share)	3.28	2.89	2.43	2.00
Options forfeited (in dollars per share)	7.15	2.13	2.90	2.67
Outstanding ending balance (in dollars per share)	7.70	4.47	$ 2.35	$ 2.14	$ 2.11
Options expected to vest (in dollars per share)	16.20	7.17
Options exercisable (in dollars per share)	$ 3.68	$ 2.52
Additional disclosures
Weighted Average Remaining Contractual Life (Years)	7 years 4 months 28 days	7 years 9 months 14 days	8 years 14 days	8 years 11 months 4 days	9 years 10 months 6 days
Options expected to vest (in years)	8 years 10 months 24 days
Options exercisable (Years)	6 years 8 months 12 days
Aggregate Intrinsic Value, outstanding (Beginning balance)	$ 181,914	$ 86,024	$ 5,277
Aggregate Intrinsic Value, outstanding (ending balance)	383,974	181,914	$ 86,024	$ 5,277
Aggregate Intrinsic Value, expected to vest	75,637	50,983
Aggregate Intrinsic Value, exercisable	$ 195,205	$ 78,389